Intangible Assets and Liabilities Intangible Assets and Liabilites - Future Amortization (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
2021	$ (9,556)
2022	(9,094)
2023	(8,420)
2024	(7,839)
2025	(7,341)
Corporate intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
2021	384
2022	384
2023	384
2024	384
2025	346
In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
2021	32,877
2022	30,293
2023	26,541
2024	23,439
2025	20,435
Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
2021	6,211
2022	5,329
2023	4,573
2024	3,284
2025	$ 2,131